Business Combination (Tables)	12 Months Ended
Jul. 31, 2021
Business Combinations [Abstract]
Schedule of purchase price allocation to assets acquired and liabilities assumed in a business combination
As of April 22, 2020
Cash and cash equivalents	$1,060,435
Accounts receivable	2,613,970
Prepayment and other current assets	2,219,950
Property and equipment	2,728,000
Intangible assets (trade name and customer relationship)	8,000,000
Deferred film production cost	323,522
Deferred income tax assets	75,822
Taxes payable	(3,255,935)
Other current liabilities	(2,701,495)
Fair value of non-controlling interest	(19,664,326)
Goodwill	31,523,861
Total purchase consideration	$22,923,804

Schedule of the amounts of revenue and net loss of LGC included in the Company's consolidated statement of operations and the Company's unaudited pro forma results
From acquisition date to July 31, 2020
Net Revenue	$40,872

Net loss	$(4,933,748)